Other (Expenses) Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Detailed Information About Other Income and Expenses

	2017	2016	2015

Foreign exchange (loss) gain	$(21)	$(9)	$48
Share of earnings of equity-accounted investees	7	3	9
Dividend income	–	2	2
Impairment of available-for-sale investment	–	(10)	–
Other	(3)	(3)	(26)

	$(17)	$(17)	$33